Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of amortization of Company's lease liabilities
The following table presents the amortization of the Company’s lease liabilities (in thousands):

Fiscal year ended December 31:
2026	705
2027	730
2028	755
2029	782
2030	263

Total lease payments	$3,235
Less: imputed interest	(469)

Total operating lease liabilities	$2,766